Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Deferred tax asset attributable to net operating loss carryforwards	$ 1,343,444,000	$ 1,265,624,000
Deferred tax assets attributable to tax credit carryforwards	58,643,000	73,916,000
Net operating loss carryforwards with expiration	61,600,000
Net operating loss carryforwards without expiration	1,300,000,000
Alternative minimum tax credit carryforwards	21,000,000
Research and development credit carryforward	4,400,000
Valuation allowance amount	1,397,237,000	1,464,706,000
Gross unrecognized tax benefits	67,135,000	65,111,000	67,015,000
Unrecognized tax benefits that would impact effective tax rate	45,600,000	44,400,000
Reserves for interest and penalties	17,300,000	14,700,000
Increase in prior period tax position	2,600,000
Increase related to current tax position	2,300,000
Decrease due to the expiration of statute of limitations for assessment of taxes	2,971,000	2,045,000
Base tax amount for indemnification calculation per tax separation agreement	75,000,000
Maximum tax exposure related to periods prior to recapitalization per tax separation agreement	15,000,000
Taxes paid related to periods prior to recapitalization	4,000,000
Tax indemnification receivable	$ 1,500,000	$ 1,500,000
Intelsat Luxembourg [Member]
Income Tax [Line Items]
Enacted tax rate	29.22%
Minimum [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2019
Tax Indemnification Percentage	80.00%
Minimum [Member] | Research and Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2030
Maximum [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2034
Tax Indemnification Percentage	100.00%
Maximum [Member] | Research and Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2034